Quarterly Financial Data	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Note 16 – Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2017
Southwest Gas Holdings, Inc.:
Operating revenues	$654,737	$560,469	$593,153	$740,433
Operating income	119,492	43,408	30,132	130,668
Net income	69,005	18,121	10,420	96,396
Net income attributable to Southwest Gas Holdings, Inc.	69,308	17,864	10,204	96,465
Basic earnings per common share (1)	1.46	0.38	0.21	2.00
Diluted earnings per common share (1)	1.45	0.37	0.21	2.00
Southwest Gas Corporation:
Operating revenues	$462,602	$260,162	$213,059	$366,485
Operating income	131,067	27,489	5,065	113,029
Net income (loss)	76,938	9,522	(4,024)	74,382

2016
Southwest Gas Holdings, Inc.: (2)
Operating revenues	$731,248	$547,748	$539,969	$641,525
Operating income	134,096	28,116	15,539	117,963
Net income	75,355	9,099	2,907	65,694
Net income attributable to Southwest Gas Holdings, Inc.	75,446	8,943	2,472	65,180
Basic earnings per common share (1)	1.59	0.19	0.05	1.37
Diluted earnings per common share (1)	1.58	0.19	0.05	1.36
Southwest Gas Corporation: (2) (3)
Operating revenues
Continuing operations	$525,100	$255,648	$200,179	$340,485
Discontinued operations – construction services	206,148	292,100	339,790	301,040

Total	$731,248	$547,748	$539,969	$641,525

Operating income (loss)
Continuing operations	$135,945	$15,269	$(10,231)	$95,745
Discontinued operations – construction services	(1,849)	12,847	25,770	22,218

Total	$134,096	$28,116	$15,539	$117,963

Net income (loss)
Continuing operations	$77,583	$2,358	$(12,405)	$51,887
Discontinued operations – construction services	(2,137)	6,585	14,877	13,293

Total	$75,446	$8,943	$2,472	$65,180

	Quarter Ended
	March 31	June 30	September 30	December 31
2015
Southwest Gas Holdings, Inc.: (2)
Operating revenues	$734,220	$538,604	$505,396	$685,405
Operating income	129,556	25,047	16,143	117,586
Net income (loss)	71,879	5,063	(4,210)	66,698
Net income attributable to Southwest Gas Holdings, Inc.	71,983	4,949	(4,734)	66,119
Basic earnings per common share (1)	1.54	0.11	(0.10)	1.40
Diluted earnings per common share (1)	1.53	0.10	(0.10)	1.38
Southwest Gas Corporation: (2) (3)
Operating revenues
Continuing operations	$553,115	$286,643	$219,420	$395,461
Discontinued operations – construction services	181,105	251,961	285,976	289,944

Total	$734,220	$538,604	$505,396	$685,405

Operating income (loss)
Continuing operations	$137,171	$12,958	$(9,274)	$93,928
Discontinued operations – construction services	(7,615)	12,089	25,417	23,658

Total	$129,556	$25,047	$16,143	$117,586

Net income (loss)
Continuing operations	$78,921	$(657)	$(18,939)	$52,300
Discontinued operations – construction services	(6,938)	5,606	14,205	13,819

Total	$71,983	$4,949	$(4,734)	$66,119

(1)	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares.

(2)

Refer to Notes 1 and 18. Effective 2017, Southwest Gas Holdings, Inc. (“Company) is the successor equity issuer to Southwest Gas Corporation (“Southwest”). Both Southwest and Centuri became subsidiaries of the Company.

(3)	Periods prior to 2017 depict Centuri amounts as discontinued operations of Southwest.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for interim periods do not reliably reflect overall trends and changes in operations. Also, the timing of general rate relief can have a significant impact on earnings for interim periods.